Condensed Combined and Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Claims recovery income		$ 2,571		$ 48		$ 3,999		$ 63		$ 126		$ 255
Claims recovery service income		5,748	[1]	2,439	[1]	17,795	[1]	9,213	[1]	14,500	[2]	13,632	[2]
Total Claims Recovery		8,319		2,487		21,794		9,276		14,626		13,887
Operating expenses
Cost of claim recoveries		1,160	[3]	15	[3]	1,861	[3]	23	[3]	190		172
Claims amortization expense		66,331		47		92,866		114
General and administrative		6,621	[4]	2,871	[4]	17,049	[4]	8,207	[4]	12,761	[5]	14,598	[5]
Professional fees		5,875		2,539		10,931		5,606		8,502		2,211
Professional fees - legal	[6]	8,014		26		34,251		56
Depreciation and amortization		103		89		254		256		343		235
Total operating expenses		88,104		5,587		157,212		14,262		21,796		17,216
Operating Loss		(79,785)		(3,100)		(135,418)		(4,986)		(7,170)		(3,329)
Interest expense		(13,083)		(6,990)		(34,475)		(19,579)		(27,046)		(20,886)
Other (expense) income, net		63,138		(169)		63,175		1,154		1,139		(51)
Change in fair value of warrant and derivative liabilities		2,670		0		(11,683)		0
Net loss before provision for income taxes		(27,060)		(10,259)		(118,401)		(23,411)
Provision for income tax benefit (expense)		0		0		326		0
Net loss		(27,060)		(10,259)		(118,075)	[7]	(23,411)	[7]	(33,077)		(24,266)
Less: Net (income) loss attributable to non-controlling members		26,597		(16)		116,324		(16)		(16)		18
Net loss attributable to controlling members		$ (463)		$ (10,275)		$ (1,751)		$ (23,427)		$ (33,093)		$ (24,248)
Weighted average shares outstanding, diluted	[8]	69,036,899				53,138,474
Common Class A [Member]
Operating expenses
Weighted average shares outstanding, basic	[8]	69,036,899				53,138,474
Weighted average shares outstanding, diluted		69,036,899				53,138,474
Basic net income per common share	[8]	$ (0.01)				$ (0.03)
Diluted net income per common share	[8]	$ (0.01)				$ (0.03)

[1]	For the three and nine months ended September 30, 2022 and 2021, claims recovery service income included $0 million and $10.6 million, respectively, and $1.7 million and $7.0 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM MSP”). See Note 13, Related Party, for further details.
[2]	For the years ended December 31, 2021 and 2020, claims recovery service income included $11.5 million and $13.1 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM”). See Note 11, Related Party, for further details.
[3]	For the three and nine months ended September 30, 2022, cost of claim recoveries included $0 and $271 thousand, respectively, of related party expenses. This relates to contingent legal expenses earned from claims recovery income pursuant to legal service agreements with the La Ley con John H. Ruiz P.A., d/b/a MSP Recovery Law Firm (the “Law Firm”). See Note 13, Related Party, for further details. For the three and nine months ended September 30, 2021, there were no expenses related to contingent legal expenses.
[4]	For the three and nine months ended September 30, 2022 and 2021, general and administrative expenses included $150 thousand and $400 thousand, respectively, and $20 thousand and $39 thousand, respectively, of related party expenses. See Note 13, Related Party, for further details.
[5]	For the years ended December 31, 2021 and 2020, general and administrative expenses included $111 thousand and $773 thousand, respectively, of related party expenses. This includes legal expenses to the La Ley con John H. Ruiz P.A., d/b/a MSP Recovery Law Firm (the “Law Firm”) of $26 thousand and $– thousand, respectively. See Note 11, Related Party, for further details.
[6]	For the three and nine months ended September 30, 2022 and 2021, professional fees - legal included $4.6 million and $5.0 million, respectively, $0 thousand and $8 thousand, respectively, of related party expenses related to the Law Firm. See Note 13, Related Party, for further details.
[7]	Balances include related party transactions. See Note 13, Related Party, for further details.
[8]	Earnings per share information has not been presented for periods prior to the Business Combination (as defined in Note 1, Description of Business), as it resulted in values that would not be meaningful to the users of these unaudited condensed consolidated financial statements. Refer to Note 15, Net Loss Per Common Share for further information.